Cost of revenue (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cost of revenue
Transaction costs	₽ 14,777	₽ 12,633	₽ 9,324
Cost of cash and settlement service fees	171	164	105
Interest expense	288	47	26
Other expenses	1,258	1,231	877
Total cost of revenue	₽ 16,494	₽ 14,075	₽ 10,332